4. LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012
Allowance for loan losses:
Beginning balance	$ 8,331	$ 9,256	$ 6,806	$ 8,559
Charge-offs	1,885	4,882
Recoveries	203	57
Provision for loan losses	1,910	3,900	3,896
Ending balance	8,559	8,331
Real Estate-Commercial-real estate
Allowance for loan losses:
Beginning balance	1,991	2,402
Charge-offs	426	1,565
Recoveries	159	0
Provision for loan losses	321	1,154
Ending balance	2,045	1,991
Real Estate-Commercial-construction
Allowance for loan losses:
Beginning balance	136	68
Charge-offs	0	51
Recoveries	5	0
Provision for loan losses	0	119
Ending balance	141	136
Real Estate-Commercial Land
Allowance for loan losses:
Beginning balance	425	1,076
Charge-offs	250	1,666
Recoveries	0	0
Provision for loan losses	262	1,015
Ending balance	437	425
Real Estate-Residential-construction
Allowance for loan losses:
Beginning balance	78	61
Charge-offs	0	0
Recoveries	0	0
Provision for loan losses	2	17
Ending balance	80	78
Real Estate-Residential-real estate
Allowance for loan losses:
Beginning balance	4,274	4,173
Charge-offs	753	1,131
Recoveries	12	39
Provision for loan losses	857	1,193
Ending balance	4,390	4,274
Commercial-non real estate
Allowance for loan losses:
Beginning balance	258	327
Charge-offs	165	138
Recoveries	0	1
Provision for loan losses	172	68
Ending balance	265	258
Consumer-Mobile Homes
Allowance for loan losses:
Beginning balance	593	640
Charge-offs	209	234
Recoveries	16	10
Provision for loan losses	209	177
Ending balance	609	593
Consumer-Other
Allowance for loan losses:
Beginning balance	576	509
Charge-offs	82	97
Recoveries	11	7
Provision for loan losses	87	157
Ending balance	$ 592	$ 576